UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash generated from operating activities	¥ 1,433,157	$ 204,223	¥ 1,332,800
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(3,430,749)	(488,878)	(1,949,973)
Proceeds received from maturity of short-term investments	433,099	61,716	144,516
Proceeds from collection of the deposit associated with an acquisition	200,000	28,500
Payments for long-term investments	(52,665)	(7,505)	(511,299)
Payments for other investing activities	(164,233)	(23,401)	(186,418)
Net cash used in investing activities	(3,014,548)	(429,568)	(2,503,174)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term bank borrowings	1,834,642	261,434	1,175,221
Proceeds from short-term bank borrowings	758,019	108,017	30,000
Repayment of short-term bank borrowings	(235,749)	(33,594)
Repayment of long-term bank borrowings	(478,909)	(68,244)	(206,985)
Repayments and deposits for other long-term borrowings	(507,437)	(72,309)	(182,969)
Proceeds from other long-term borrowings	1,664,191	237,145	810,593
Proceeds from loan from a related party			350,000
Payments for purchase of property and equityment through finance leases	(76,857)	(10,952)	(182,420)
Payments for other financing activities	(108,460)	(15,456)	(80,804)
Net cash generated from (used in) financing activities	(1,412,900)	(201,338)	1,183,461
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(22,729)	(3,239)	21,633
Net increase (decrease) in cash and cash equivalents and restricted cash	(3,017,020)	(429,922)	34,720
Cash and cash equivalents and restricted cash at beginning of period	5,098,987	726,600	2,989,494
Cash and cash equivalents and restricted cash at end of period	2,081,967	296,678	3,024,214
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	1,524,819	217,285	2,702,523
Restricted cash-current	556,266	79,267	320,809
Restricted cash-non-current	882	126	882
Total cash and cash equivalents and restricted cash	2,081,967		3,024,214
2025 Convertible Notes
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of Convertible Notes (Note 12)			¥ (529,175)
2026 Convertible Notes
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of Convertible Notes (Note 12)	¥ (4,262,340)	$ (607,379)